Equity Method Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments [Abstract]
Equity Method Investments

Note 7 – Equity Method Investments

During the year ended December 31, 2021, we invested $410,000 in cash into Dune, Inc., and received equity interest for services valued at $123,710 that were recorded to other income on the Statement of Operations. Our investment in Dune, Inc., was accounted for under the equity method until the 29% purchased on October 3, 2021 that increased our ownership to 50.41%. During the year ended December 31, 2021, we recorded $16,413 of losses from this investment as equity in net loss from equity method investment and an impairment in investment of $424,632 related to the remeasurement of previously held interest as of October 3, 2021. These amounts are recorded within our consolidated statements of operations. As of December 31, 2021, our Equity method investment total $0.